Fixed Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Abstract]
Asset impairment charges	¥ 0	$ 0	¥ 0	¥ 0
Depreciation of fixed assets	¥ 476,068	$ 68,383	¥ 312,138	¥ 348,921